Property and Equipment	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
4.        Property and Equipment

Capitalized software costs were $0 and $7,415 for the three months ended March 31, 2013 and 2012 for two products that have proven technologically feasible.  Depreciation expense amounted to $15,392 and $12,057 for the three months ended March 31, 2013 and 2012, respectively.